Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Transactions Between Related Parties

The remuneration of directors and members of the executive committee was as set forth in the table below.

	12/31/2017			12/31/2018			12/31/2019
(amounts in thousands of euros)	Salary / Fees	Retirement benefits	Share based payments	Salary / Fees	Retirement benefits	Share based payments	Salary / Fees	Retirement benefits	Share based payments
Executive officers / VP and qualified person	654	19	306	692	26	337	1,077	16	334
Executive committee	1,519	25	478	1,285	30	528	1,277	10	299
Board of directors	229	—	336	241	—	442	321	—	125
Total	2,402	44	1,120	2,218	56	1,307	2,675	26	757